Short and Long -Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of short and long term investments [Abstract]
Schedule short-term investments measured at fair value through profit or loss

	Effective interest rate p.a.	December 31,
Description		2021	2020

Exclusive investment funds	—	—	62,972
Investment funds	0.15%	1,430	28,847
TAP Bond	7.50%	906,719	854,462
		908,149	946,281

Current		1,430	91,819
Non-current		906,719	854,462